COLUMBIA FUNDS SERIES TRUST I

                             Columbia Balanced Fund
                                  (the "Fund")

           Supplement dated February 25, 2009 to the Prospectuses and the Statement of Additional Information dated January 1, 2009



         Effective February 20, 2009, Thomas A. LaPointe no longer co-manages the Fund. Accordingly, all references to Thomas A. LaPointe as a co-manager of the Fund are removed from the Prospectuses and Statement of Additional Information for all share classes of the Fund.


















        Shareholders should retain this Supplement for future reference.









INT-47/8324-0209